FINANCIAL INSTRUMENTS (Details 27) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financials Instruments [Line items]
Financial liabilities		$ 4,166,535	$ 4,454,380	$ 4,405,444
Bonds issued		3,302,685	3,452,659
Borrowings		858,457	914,358
Other financial liabilities		$ 4,278,911	$ 4,568,366
Percentage of entity total interest rate borrowings		100.00%	100.00%
Fixed interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		$ 3,676,210	$ 3,903,942
Bonds issued		3,302,685	3,452,659
Borrowings	[1]	261,149	337,297
Other financial liabilities		$ 112,376	$ 113,986
Proportion of fixed interest rate borrowings		86.00%	87.10%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		$ 597,308	$ 577,061
Bonds issued		0	0
Borrowings		$ 597,308	$ 577,061
Proportion of variable interest rate borrowings		14.00%	12.90%

[1]	Includes variable rate bank borrowings changed by fixed rate swaps.